Consolidated Balance Sheet - GBP (£) £ in Millions		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Non-current assets
Goodwill	[1]	£ 10,110.6		£ 13,132.6		£ 12,874.6
Other	[1]	1,468.8		1,842.0		2,018.4
Property, plant and equipment	[1]	876.0		1,083.0		979.5
Right-of-use assets	[1]	1,734.5
Interests in associates and joint ventures	[1]	813.0		796.8		1,065.2
Other investments	[1]	498.3		666.7		1,153.5
Deferred tax assets	[1]	187.9		153.0		160.3
Trade and other receivables	[1]	137.6		180.0		176.2
Non-current assets	[1]	15,826.7		17,854.1		18,427.7
Current assets
Corporate income tax recoverable	[1]	165.4		198.7		234.7
Trade and other receivables	[1]	11,822.3		13,101.5		12,530.7
Cash and short-term deposits	[1]	11,305.7		11,065.8		11,851.0
Subtotal of current assets before including assets classified as held for sale	[1]	23,293.4		24,366.0		24,616.4
Assets classified as held for sale	[1]	485.3
Total of current assets after including assets classified as held for sale	[1]	23,778.7		24,366.0		24,616.4
Current liabilities
Trade and other payables	[1]	(14,188.1)		(15,021.9)		(14,239.5)
Corporate income tax payable	[1]	(499.9)		(545.9)		(649.3)
Short-term lease liabilities	[1]	(302.2)
Bank overdrafts, bonds and bank loans	[1]	(8,798.0)	[2]	(9,447.7)	[2]	(10,083.7)
Current liabilities other than liabilities included in disposal groups classified as held for sale	[1]	(23,788.2)		(25,015.5)		(24,972.5)
Liabilities associated with assets classified as held for sale	[1]	(170.4)
Total of current liabilities after including liabilitites associated with assets as held for sale	[1]	(23,958.6)		(25,015.5)		(24,972.5)
Net current liabilities	[1]	(179.9)		(649.5)		(356.1)
Total assets less current liabilities	[1]	15,646.8		17,204.6		18,071.6
Non-current liabilities
Bonds and bank loans	[1]	(4,047.3)		(5,634.8)		(6,250.4)
Trade and other payables	[1]	(449.6)	[3]	(810.0)	[3]	(911.7)
Deferred tax liabilities	[1]	(379.8)		(479.5)		(513.7)
Provision for post-employment benefits	[1]	(159.0)		(184.3)		(206.3)
Provisions for liabilities and charges	[1]	(247.8)		(311.7)		(229.0)
Long-term lease liabilities	[1]	(1,947.5)
Non-current liabilities	[1]	(7,231.0)		(7,420.3)		(8,111.1)
Net assets	[1]	8,415.8		9,784.3		9,960.5
Equity
Called-up share capital	[1]	132.8		133.3		133.3
Share premium account	[1]	570.3		569.7		568.5
Other reserves	[1]	(169.9)		962.4		1,119.1
Own shares	[1]	(1,178.7)		(1,255.7)		(1,171.1)
Retained earnings	[1]	8,689.9		8,950.2		8,841.9
Equity shareholders' funds	[1]	8,044.4		9,359.9		9,491.7
Non-controlling interests	[1]	371.4		424.4		468.8
Total equity	[1]	£ 8,415.8		£ 9,784.3		£ 9,960.5

[1]	Figures have been restated, as described in the accounting policies.
[2]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies of the consolidated financial statements.
[3]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.